Comprehensive Income - Schedule of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive loss, net	$ 1,978,903	$ 1,872,139	$ 1,737,325	$ 1,653,005
Accumulated other comprehensive loss, net
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive loss, net	(72,827)	(86,243)	(107,671)	(92,764)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive loss, net	(81,518)	(93,904)	(116,004)	(96,860)
Deferred compensation and pension plan adjustments, net of taxes
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive loss, net	8,721	7,604	8,370	4,381
Marketable securities unrealized (loss) gain, net of tax
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated other comprehensive loss, net	$ (30)	$ 57	$ (37)	$ (285)